LEASES - Lease Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid from operating cash flows for amounts included in the measurement of lease liabilities	$ 76	$ 74	$ 73
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 46	$ 39	$ 47
Weighted-average remaining lease term	7 years 2 months 12 days	7 years 7 months 6 days	8 years 2 months 12 days
Weighted-average discount rate	6.10%	6.20%	6.20%